PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Office building	689,703	697,136
Vehicles	22,085	23,939
Computer equipment	1,046,672	1,179,606
Furniture and office equipment	373,893	395,828
Leasehold improvement	2,717,396	3,477,118
Construction in progress	293,928	176,006
Total	5,143,677	5,949,633
Less: accumulated depreciation	(3,159,307)	(3,530,150)
Less: accumulated impairment	(19,272)	(19,272)
Net book value	1,965,098	2,400,211